Investment Objectives and Goals - Short-Term Bond Fund of America	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Short-Term Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in this prospectus, and preservation of capital.